Fair Value (Details 1)	12 Months Ended
Dec. 31, 2016 USD ($)
Ending Balance	$ 414,000
Other real estate owned [Member]
Beginning balance	472,500
Additions	0
Advances	0
Write-downs	(58,500)
Loan loss provision	0
Principal payments received	0
Ending Balance	414,000
Impaired Loans [Member]
Beginning balance	3,233,283
Additions	271,580
Advances	604,695
Write-downs	(230,000)
Loan loss provision	143,044
Principal payments received	(704,025)
Ending Balance	$ 3,318,577